Long-Term Borrowings - Long-term debt net of current portion and current portion of long-term borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-Term Borrowings
Long-term borrowings, net of current portion, Outstanding loan balance	$ 603,686,403	$ 619,582,782
Long-term borrowings, net of current portion, Loan financing fees	(4,789,810)	(4,282,657)
Long-term borrowings, net of current portion, Total	598,896,593	615,300,125
Current portion of long-term borrowings, Outstanding loan balance	47,942,084	78,903,582
Current portion of long-term borrowings, Loan financing fees	(1,272,468)	(954,759)
Current portion of long-term borrowings, Total	46,669,616	77,948,823
Outstanding Loan Balance	651,628,487	698,486,364
Loan financing fees	(6,062,278)	(5,237,416)
Total	$ 645,566,209	$ 693,248,948